Restructuring (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) position	Dec. 31, 2014 USD ($) Positions	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) position	Dec. 31, 2013 USD ($) Positions
Restructuring Plan, 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction, positions | position	260
Restructuring charges paid	$ 2
Initial Charge Recorded	30
Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction, positions		590		590
Restructuring charges paid	37		$ 9
Initial Charge Recorded			86
Ending Reserve Balance		$ 78	78	$ 78
Restructuring Plan, 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction, positions | Positions					520
Restructuring charges paid			32		$ 10
Initial Charge Recorded			49		49
Ending Reserve Balance					7
Restructuring Plan, 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Reserve accrual adjustment			7
S&P Ratings | Restructuring Plan, 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	11
Ending Reserve Balance	11
S&P Ratings | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	45
Ending Reserve Balance	21
S&P Ratings [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded			45
Ending Reserve Balance		42	42	42
S&P Ratings [Member] | Restructuring Plan, 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded					13
Ending Reserve Balance					2
S&P Capital IQ [Member] | Restructuring Plan, 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	13
Ending Reserve Balance	12
S&P Capital IQ [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	9		9
Ending Reserve Balance	3	7	7	7
S&P Capital IQ [Member] | Restructuring Plan, 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded					10
Ending Reserve Balance					1
C&C [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded			16
Ending Reserve Balance		14	14	14
C&C [Member] | Restructuring Plan, 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded					10
Ending Reserve Balance					2
C&C [Member] | Restructuring Plan, 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	3
Ending Reserve Balance	2
C&C [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	16
Ending Reserve Balance	6
C&C [Member] | Restructuring Plan, 2014 [Member] | McGraw Hill Construction [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	3
Ending Reserve Balance	1
Corporate [Member] | Restructuring Plan, 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	3
Ending Reserve Balance	3
Corporate [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	16		16
Ending Reserve Balance	11	15	15	15
Corporate [Member] | Restructuring Plan, 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded					16
Ending Reserve Balance					2
McGraw Hill Construction [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded			3
Ending Reserve Balance		1	1	1
McGraw Hill Construction [Member] | Restructuring Plan, 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded					1
Ending Reserve Balance					$ 1
Total operating segments [Member] | Restructuring Plan, 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	30
Ending Reserve Balance	28
Total operating segments [Member] | Restructuring Plan, 2014 [Member]
Restructuring Cost and Reserve [Line Items]
Initial Charge Recorded	86
Ending Reserve Balance	$ 41	$ 78	$ 78	$ 78